Retirement Benefit Plans - Total Defined Benefit Plan Amount Charged to Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Net interest income	£ (10)	£ (23)	£ (7)
Current service cost	36	34	41
Past service and GMP costs	1	1	41
Administration costs	8	8	8
Total	£ 35	£ 20	£ 83